Related party balances and transactions (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	$ 53,671
Yimin Wu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	36,664
Zhiguo Li [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	6,223
Weimin Wu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	4,619
Shengmin Wu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	3,135
Qi Gu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to related parties	$ 3,030